Equity in Net Earnings of Affiliates (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	Jan. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Schedule of Available-for-sale Securities [Line Items]
Equity in net earnings of affiliates		$ 10,118	$ 42,140
Other Affiliates
Schedule of Available-for-sale Securities [Line Items]
Equity in net earnings of affiliates		41	171
Golar Partners
Schedule of Available-for-sale Securities [Line Items]
Equity in net earnings of affiliates		12,756	9,389
Net gain on disposal of investments in Golar Partners	$ 32,600	0	32,580
Golar Power
Schedule of Available-for-sale Securities [Line Items]
Equity in net earnings of affiliates		$ (2,679)	$ 0